VIRTUS TACTICAL ALLOCATION FUND
Virtus Tactical Allocation Fund
Investment Objective
The fund has an investment objective of capital appreciation and income.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 75 of the fund's prospectus and "Alternative Purchase Arrangements" on page 48 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VIRTUS TACTICAL ALLOCATION FUND	Class A	Class B		Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	5.00%	[1]	1.00%	[1]
[1]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS TACTICAL ALLOCATION FUND		Class A	Class B	Class C
Management Fees		0.70%	0.70%	0.70%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.41%	0.41%	0.41%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.37%	2.12%	2.12%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VIRTUS TACTICAL ALLOCATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	706	984	1,282	2,127
Class B	615	864	1,139	2,261
Class C	315	664	1,139	2,452

Expense Example, No Redemption - VIRTUS TACTICAL ALLOCATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	706	984	1,282	2,127
Class B	215	664	1,139	2,261
Class C	215	664	1,139	2,452

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 126% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

Diversified across stocks, bonds, and cash, the fund's tactical allocation approach seeks to generate a combination of capital appreciation and income. For the fund's equity allocation, the adviser employs a Growth at a Reasonable Price philosophy in the security selection process. Top-down and econometric sector analysis, as well as industry level and fundamental security analysis, are utilized to identify securities that the adviser believes offer superior return opportunity. For the fixed income allocation, the subadviser employs a value-oriented approach seeking to capitalize on individual issues and sectors, interest rate and trading opportunities that appear to offer the best value.

The fund invests in equity, fixed income and cash or cash equivalents using a tactical allocation approach: 40% to 65% invested in equity securities, 35% to 60% invested in fixed income securities, and up to 25% held in cash or cash equivalent securities. The equity allocation is invested in common and preferred securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield, high-risk ("junk bonds"), mortgage-backed and asset-backed, government, corporate and municipal debt obligations. The fund may invest in both U.S. and foreign (non-U.S.) fixed income securities, including those of issuers in emerging market countries.

Generally, the fund's equity investments are in issuers having capitalizations within the range of companies included in the Russell 1000® Index; however, the fund may invest in mid- and small-cap issuers as well. As of March 31, 2011, the market capitalization of companies included in the Russell 1000® Index was $192.9 million to $417.2 billion. Normally, the fund's fixed income allocation has a dollar-weighted average duration of between two and eight years.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

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Credit Risk. The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

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Emerging Markets Investing Risk. The risk that prices of emerging markets securities may be more volatile, or will be more greatly affected by negative conditions than those of their counterparts in more established foreign markets.

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Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

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High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>	Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

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Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

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Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

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U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of two broad-based securities market indexes and a composite benchmark that reflects the target allocation of the fund. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter: Q2/2009: 12.69%	Worst Quarter: Q4/2008: -13.01%	Year-to-date (6/30/2011): 4.69%

Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - VIRTUS TACTICAL ALLOCATION FUND	1 Year	5 Years	10 Years
Class A	4.98%	2.61%	3.03%
Class A Return After Taxes on Distributions	4.59%	1.61%	1.99%
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.42%	1.85%	2.10%
Class B	6.59%	3.08%	2.88%
Class C	10.62%	3.06%	2.86%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Balanced Benchmark (reflects no deduction for fees, expenses or taxes)	11.29%	4.44%	3.99%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis. The Balanced Benchmark consists of an allocation of 50% S&P 500 Index and 50% Barclays Capital U.S. Aggregate Bond Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.